Average Annual Total Returns - FidelitySAISustainableCorePlusBondFund-PRO - FidelitySAISustainableCorePlusBondFund-PRO - Fidelity SAI Sustainable Core Plus Bond Fund	Oct. 30, 2024
Fidelity SAI Sustainable Core Plus Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.20%
Since Inception	(0.38%)	[1]
Fidelity SAI Sustainable Core Plus Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.59%
Since Inception	(1.83%)	[1]
Fidelity SAI Sustainable Core Plus Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.64%
Since Inception	(0.91%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.15%)
IXYQV
Average Annual Return:
Past 1 year	5.48%
Since Inception	(0.12%)

[1]	A From April 13, 2022 .